LEASES - Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2022	$ 6,972
Year ending December 31, 2023	2,293
Year ending December 31, 2024	1,791
Year ending December 31, 2025	979
Year ending December 31, 2026	979
Over year ending December 31, 2026	1,300
Total minimum future fees to be received	$ 14,314